As filed with the Securities and Exchange         Registration No. 33-34370*
Commission on February 27, 1996                   Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 21 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company
                           (EXACT NAME OF REGISTRANT)

                    Aetna Life Insurance and Annuity Company
                               (NAME OF DEPOSITOR)

            151 Farmington Avenue, RE4C, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       Depositor's Telephone Number, including Area Code:  (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4C, Hartford, Connecticut  06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


          X         on May 1, 1996 pursuant to paragraph (a)(1) of Rule 485
      --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 33-87932.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on or before February 29, 1996.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET


Form N-4
Item No.            Part A (Prospectus)                          Location

   1        Cover Page . . . . . . . . . . . . .       Cover Page

   2        Definitions. . . . . . . . . . . . .       Definitions

   3        Synopsis or Highlights . . . . . . .       Prospectus Summary; Fee
                                                       Table

   4        Condensed Financial Information. . .       Condensed Financial
                                                       Information

   5        General Description of Registrant, .       The Company; Variable
            Depositor, and Portfolio Companies .       Annuity Account B; The
                                                       Funds

   6        Deductions and Expenses. . . . . . .       Charges and Deductions;
                                                       Distribution

   7        General Description of Variable
            Annuity Contracts. . . . . . . . . .       Purchase; Miscellaneous

   8        Annuity Period . . . . . . . . . . .       Annuity Period

   9        Death Benefit. . . . . . . . . . . .       Death Benefit During
                                                       Accumulation Period;
                                                       Death Benefit Payable
                                                       During the Annuity
                                                       Period

  10        Purchases and Contract Value . . . .       Purchase; Contract
                                                       Valuation

  11        Redemptions. . . . . . . . . . . . .       Right to Cancel;
                                                       Withdrawals

  12        Taxes. . . . . . . . . . . . . . . .       Tax Status

  13        Legal Proceedings. . . . . . . . . .       Miscellaneous - Legal
                                                       Matters and Proceedings

  14        Table of Contents of the Statement .       Contents of the Statement
            of Additional Information  . . . . .       of Additional Information

Form N-4
Item No.     Part B (Statement of Additional Information)     Location

  15        Cover Page . . . . . . . . . . . . .       Cover page

  16        Table of Contents. . . . . . . . . .       Table of Contents

  17        General Information and History. . .       General Information and
                                                       History

  18        Services . . . . . . . . . . . . . .       General Information and
                                                       History; Independent
                                                       Auditors

  19        Purchase of Securities Being Offered       Offering and Purchase of
                                                       Contracts

  20        Underwriters . . . . . . . . . . . .       Offering and Purchase of
                                                       Contracts

  21        Calculation of Performance Data. . .       Performance Data; Average
                                                       Annual Total Return
                                                       Quotations

  22        Annuity Payments . . . . . . . . . .       Annuity Payments

  23        Financial Statements . . . . . . . .       Financial Statements


                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes the "Aetna Marathon Plus" [Growth Plus (New York)] group and individual deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available as (1) nonqualified deferred annuity contracts, (2) Individual Retirement Annuities under Section 408(b) of the Internal Revenue Code, or (3) subject to state regulatory approval, qualified contracts issued in connection with certain employer sponsored retirement plans. In most states, group Contracts are offered, generally to certain broker-dealers which have agreed to act as distributors of the Contracts. Individuals who have established accounts with those broker-dealers are eligible to participate in the Contract. Individual Contracts are offered only in those states where the group Contracts are not authorized for sale. (See "Purchase.")

The Contracts provide that contributions may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"), a credited interest option, or to one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. The Subaccounts invest directly in shares of the following
Funds:

 - Aetna Variable Fund                  - Fidelity VIP Equity-Income
 - Aetna Income Shares                  Portfolio
 - Aetna Variable Encore Fund           - Fidelity VIP Growth Portfolio
 - Aetna Investment Advisers Fund,      - Fidelity VIP High Income Portfolio
 Inc.                                   - Fidelity VIP Overseas Portfolio
 - Aetna Ascent Variable Portfolio      - Fidelity VIP II Asset Manager
 - Aetna Crossroads Variable Portfolio  Portfolio
 - Aetna Legacy Variable Portfolio      - Fidelity VIP II Contrafund
 - Alger American Balanced Portfolio    Portfolio
 - Alger American Growth Portfolio      - Fidelity VIP II Index 500 Portfolio
 - Alger American Income and Growth     - Fidelity VIP II Investment Grade
 Portfolio                              Bond Portfolio
 - Alger American Leveraged AllCap      - Janus Aspen Aggressive Growth
 Portfolio                              Portfolio
 - Alger American MidCap Growth         - Janus Aspen Balanced Portfolio
 Portfolio                              - Janus Aspen Flexible Income
 - Alger American Small Cap Portfolio   Portfolio
 - Federated American Leaders Fund II   - Janus Aspen Growth Portfolio
 - Federated Fund for U.S. Government   - Janus Aspen Short-Term Bond
 Securities II                          Portfolio
 - Federated Growth Strategies Fund II  - Janus Aspen Worldwide Growth
 - Federated High Income Bond Fund II   Portfolio
 - Federated International Equity Fund  - Lexington Emerging Markets Fund
 II                                     - Lexington Natural Resources Trust
 - Federated Prime Money Fund II        - TCI Balanced (a Twentieth Century
 - Federated Utility Fund II            fund)
                                        - TCI Growth (a Twentieth Century
                                        fund)
                                        - TCI International (a Twentieth
                                        Century fund)

Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. The Guaranteed Account is described in the Appendix to this Prospectus, as well as in the Guaranteed Account's prospectus. The availability of the Funds and the Guaranteed Account is subject to applicable regulatory authorization; not all options may be available in all jurisdictions or under all Contracts. (See "Investment Options.")

This Prospectus provides investors with the information about the Separate Account that they should know before investing in the Contracts. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 24 of this Prospectus. An SAI may be obtained by indicating the request on your application or enrollment form or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE ALIAC GUARANTEED ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1,
                                     1996.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINITIONS..........................................................................     DEFINITIONS - 1
PROSPECTUS SUMMARY...................................................................         SUMMARY - 1
FEE TABLE............................................................................       FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION......................................................     AUV HISTORY - 1
THE COMPANY..........................................................................                   1
VARIABLE ANNUITY ACCOUNT B...........................................................                   1
INVESTMENT OPTIONS...................................................................                   1
    The Funds........................................................................                   1
    Credited Interest Option.........................................................                   5
PURCHASE.............................................................................                   5
    Contract Availability............................................................                   5
    Purchasing Interests in the Contract.............................................                   5
    Purchase Payments................................................................                   6
    Contract Rights..................................................................                   6
    Designations of Beneficiary and Annuitant........................................                   6
    Right to Cancel..................................................................                   7
CHARGES AND DEDUCTIONS...............................................................                   7
    Daily Deductions from the Separate Account.......................................                   7
          Mortality and Expense Risk Charge..........................................                   7
          Administrative Charge......................................................                   7
    Maintenance Fee..................................................................                   7
    Reduction or Elimination of Administrative Charge and Maintenance Fee............                   8
    Deferred Sales Charge............................................................                   8
    Reduction or Elimination of the Deferred Sales Charge............................                   9
    Fund Expenses....................................................................                   9
    Premium and Other Taxes..........................................................                   9
CONTRACT VALUATION...................................................................                   9
    Account Value....................................................................                   9
    Accumulation Units...............................................................                  10
    Net Investment Factor............................................................                  10
TRANSFERS............................................................................                  10
    Dollar Cost Averaging Program....................................................                  10
    Account Rebalancing Program......................................................                  11
WITHDRAWALS..........................................................................                  11
ADDITIONAL WITHDRAWAL OPTIONS........................................................                  11
DEATH BENEFIT DURING ACCUMULATION PERIOD.............................................                  12
    Death Benefit Amount.............................................................                  12
    Death Benefit Payment Options....................................................                  13
    Nonqualified Contracts...........................................................                  13
    Qualified Contracts..............................................................                  13
ANNUITY PERIOD.......................................................................                  14
    Annuity Period Elections.........................................................                  14

    Partial Annuitization............................................................                  14
    Annuity Options..................................................................                  14
    Annuity Payments.................................................................                  15
    Charges Deducted During the Annuity Period.......................................                  15
    Death Benefit Payable During the Annuity Period..................................                  15
TAX STATUS...........................................................................                  16
    Introduction.....................................................................                  16
    Taxation of the Company..........................................................                  16
    Tax Status of the Contract.......................................................                  16
    Taxation of Annuity Contracts....................................................                  18
    Contracts Used with Certain Retirement Plans.....................................                  20
MISCELLANEOUS........................................................................                  21
    Distribution.....................................................................                  21
    Delay or Suspension of Payments..................................................                  22
    Performance Reporting............................................................                  22
    Voting Rights....................................................................                  23
    Modification of the Contract.....................................................                  23
    Transfers of Ownership; Assignment...............................................                  23
    Involuntary Terminations.........................................................                  23
    Legal Matters and Proceedings....................................................                  24
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................................                  24
APPENDIX--ALIAC GUARANTEED ACCOUNT...................................................                  25

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                  DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following terms are defined as they are used in this Prospectus:

ACCOUNT:   A  record  that  identifies   contract  values  accumulated  on  each
Certificate Holder's behalf during the Accumulation Period.

ACCOUNT VALUE: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

ACCOUNT YEAR: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

ACCUMULATION PERIOD: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

ACCUMULATION UNIT: A measure of the value of each Subaccount before annuity payments begin.

ADJUSTED ACCOUNT VALUE: The Account Value, plus or minus the aggregate market value adjustment for amounts allocated to the Guaranteed Account.

ANNUITANT: The person on whose life or life expectancy the annuity payments are based.

ANNUITY: A series of payments for life, a definite period or a combination of the two.

ANNUITY DATE: The date on which annuity payments begin.

ANNUITY PERIOD: The period during which annuity payments are made.

ANNUITY UNIT: A measure of the value of each Subaccount selected during the Annuity Period.

BENEFICIARY(IES): The person or persons who are entitled to receive any death benefit proceeds. Under Nonqualified Contracts, Individual Retirement Annuities, and Section 403(b) Contracts, Beneficiary refers to the beneficiary named under the Contract. Under Qualified Contracts sold in conjunction with 401(a) or 457 Plans, Beneficiary refers to the beneficiary under the plan.

CERTIFICATE: The document issued to a Certificate Holder for an Account established under a group contract.

CERTIFICATE  HOLDER  (YOU):  A  person or  entity  who  purchases  an individual
Contract or acquires an interest under a group Contract. For Nonqualified Contracts, we reserve the right to limit ownership to natural persons.

COMPANY (WE, US): Aetna Life Insurance and Annuity Company.

CONTRACT: The group and individual deferred, variable annuity contracts offered by this Prospectus.

DISTRIBUTOR(S): The registered broker-dealer(s) which have entered into selling agreements with the Company to offer and sell the Contracts. The Company may also serve as a Distributor.

FUND(S): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

GROUP CONTRACT HOLDER: The entity to which a group Contract is issued.

HOME OFFICE: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

INDIVIDUAL CONTRACT HOLDER: A person or entity who has purchased an individual variable annuity contract (also referred to as a "Certificate Holder"). For Nonqualified Contracts, we reserve the right to limit ownership to natural persons.

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

INDIVIDUAL RETIREMENT ANNUITY: An individual or group variable deferred annuity intended to qualify under Code Section 408(b).

NONQUALIFIED CONTRACT: A contract established to supplement an individual's retirement income, or to provide an alternative investment option under an Individual Retirement Account qualified under Code Section 408(a).

PURCHASE PAYMENT(S): The gross payment(s) made to the Company under an Account.

QUALIFIED CONTRACTS: Contracts available for use with plans entitled to special federal income tax treatment under Code Sections 401(a), 403(b), 408(b) or 457.

SEPARATE ACCOUNT: Variable Annuity Account B, a separate account established for the purpose of funding variable annuity contracts issued by the Company.

SUBACCOUNT(S): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

SURRENDER VALUE: The amount payable upon the withdrawal of all or any portion of an Account Value.

VALUATION DATE: The date and time at which the value of the Subaccount is calculated. Currently, this calculation occurs at the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACTS OFFERED

    The Contracts described in this Prospectus are group and individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are currently available for (1) individual nonqualified purchases; (2) Individual Retirement Annuities; and (3) subject to state regulatory approval, purchases made in conjunction with employer sponsored retirement plans under Sections 401(a), 403(b) or 457 of the Code. (Contracts of the type identified in item (3) are not available in the state of New York. Additionally, Individual Retirement Annuities issued in the state of New York may only be issued as IRA Rollovers.)

    In most states, group Contracts are generally offered to certain broker-dealers which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers are eligible to participate in the Contract. Individual Contracts are offered only in those states where the group Contracts are not authorized for sale. Joint Certificate Holders are allowed only on Nonqualified Contracts. A joint Certificate Holder must be the spouse of the other joint Certificate Holder. In New York and Pennsylvania, the joint Certificate Holders do not need to be spouses.
References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts.

CONTRACT PURCHASE

    You may purchase an interest in the Contract by completing an application or enrollment form and submitting it to the Company. Purchase Payments can be applied to the Contract either through a lump-sum payment or through ongoing contributions. (See "Purchase.")

FREE LOOK PERIOD

    You may cancel the Contract or Certificate within 10 days after you receive it (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. Under a Contract issued as an Individual Retirement Annuity, you will receive a refund of your Purchase Payment. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS

    The Company has established Variable Annuity Account B, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in any or all of the Subaccounts, as well as in the Guaranteed Account described below. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

    The Guaranteed Account is the credited interest option available under the Contract which allows you to earn a fixed rate of interest, if held for the guaranteed term. (See the Appendix to this Prospectus.)

CHARGES AND DEDUCTIONS

    Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), as well as any annual maintenance fee, transfer fees and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

--------------------------------------------------------------------------------
                                  SUMMARY - 1

TRANSFERS

    Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Guaranteed Account. Currently transfers are without charge. However, the Company reserves the right to charge up to $10 if more than 12 transfers are made in a calendar year. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (Transfers from the Guaranteed Account may be restricted and subject to a market value adjustment. See the Appendix.)

    The Company also offers a Dollar Cost Averaging Program and an Account Rebalancing Program. The Dollar Cost Averaging Program permits the automatic transfer of amounts from any of the Subaccounts and the one-year Guaranteed Account term to any of the other Subaccounts on a monthly or quarterly basis. The Account Rebalancing Program allows Certificate Holders to have portions of their Account Value automatically reallocated annually to a specified percentage. (See "Transfers.")

WITHDRAWALS

    All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. (See the Appendix.) The taxable portion of the withdrawal may also be subject to income tax and a federal tax penalty. (See "Withdrawals.")

    The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

GUARANTEED DEATH BENEFIT

    These Contracts contain a guaranteed  death benefit feature. Upon the  death
of   the  Annuitant,   the  Account  Value   may  be   increased  under  certain
circumstances. (See "Death Benefit During Accumulation Period.")

    After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

    On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will continue to vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

    Earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

    Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

 -  Write to:                                   Aetna Life Insurance and Annuity Company
                                                151 Farmington Avenue
                                                Hartford, Connecticut 06156-5996
                                                Attention: Customer Service

 -  Call Customer Service:                      1-800-531-4547 (for automated transfers or changes
                                                in the allocation of
                                                Account Values, call: 1-800-262-3862)

--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Fee Table describes the various charges and expenses associated with the Contract. No sales charge is paid upon purchase of the Contract. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.

DIRECT CHARGES. These charges are deducted directly from the Account Value. They include:

     DEFERRED SALES CHARGE. The deferred sales charge is deducted as a percentage of each Purchase Payment withdrawn. The amount of the deferred sales charge is calculated as follows:

                                          DEFERRED
                                            SALES
YEARS FROM RECEIPT OF                      CHARGE
PURCHASE PAYMENT                          DEDUCTION
----------------------------------------  ---------
Less than 2                                    7%
2 or more but less than 4                      6%
4 or more but less than 5                      5%
5 or more but less than 6                      4%
6 or more but less than 7                      3%
7 or more                                      0%


         CONTRACTS OR CERTIFICATES ISSUED
                   IN NEW YORK:
                                          DEFERRED
                                            SALES
YEARS FROM RECEIPT OF                      CHARGE
PURCHASE PAYMENT                          DEDUCTION
----------------------------------------  ---------
Less than 1                                    7%
1 or more but less than 2                      6%
2 or more but less than 3                      5%
3 or more but less than 4                      4%
4 or more but less than 5                      3%
5 or more but less than 6                      2%
6 or more but less than 7                      1%
7 or more                                      0%

ANNUAL MAINTENANCE FEE....................................................................  $   30.00
The maintenance fee will generally be deducted annually from each Account. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the MAXIMUM maintenance fee that can be deducted under the
Contract.
TRANSFER CHARGE...........................................................................  $    0.00
We currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.

INDIRECT CHARGES. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:

DURING THE ACCUMULATION PERIOD:

MORTALITY AND EXPENSE RISK CHARGE.........................................................      1.25%
ADMINISTRATIVE CHARGE.....................................................................      0.15%
                                                                                            ---------
TOTAL SUBACCOUNT ANNUAL EXPENSES..........................................................      1.40%

DURING THE ANNUITY PERIOD:

MORTALITY AND EXPENSE RISK CHARGE.........................................................      1.25%
ADMINISTRATIVE CHARGE.....................................................................      0.00%
                                                                                            ---------
We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the
Subaccounts.
TOTAL SUBACCOUNT ANNUAL EXPENSES..........................................................      1.25%

--------------------------------------------------------------------------------
                                 FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1995. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value.

                                           INVESTMENT
                                            ADVISORY                                           TOTAL
                                            FEES(1)       OTHER EXPENSES                      ANNUAL
                                         (AFTER EXPENSE   (AFTER EXPENSE      INTEREST         FUND
                                         REIMBURSEMENT)   REIMBURSEMENT)      EXPENSE        EXPENSES
                                         --------------   --------------   --------------   -----------
 Aetna Variable Fund
 Aetna Income Shares
 Aetna Variable Encore Fund
 Aetna Investment Advisers Fund, Inc.
 Aetna Ascent Variable Portfolio(2)
 Aetna Crossroads Variable Portfolio(2)
 Aetna Legacy Variable Portfolio(2)
 Alger American Balanced Portfolio
 Alger American Growth Portfolio
 Alger American Income and Growth
  Portfolio
 Alger American MidCap Growth Portfolio
 Alger American Leveraged AllCap
  Portfolio(2)
 Alger American Small Cap Portfolio
 Federated American Leaders Fund II(3)
 Federated Fund for U.S. Government
  Securities II(3)
 Federated Growth Strategies Fund II(3)
 Federated High Income Bond Fund II(3)
 Federated International Equity Fund
  II(3)
 Federated Prime Money Fund II(3)
 Federated Utility Fund II(3)
 Fidelity VIP Equity-Income Portfolio
 Fidelity VIP Growth Portfolio
 Fidelity VIP High Income Portfolio(4)
 Fidelity VIP Overseas Portfolio
 Fidelity VIP II Asset Manager
  Portfolio(4)
 Fidelity VIP II Contrafund
  Portfolio(4)
 Fidelity VIP II Index 500 Portfolio(5)
 Fidelity VIP II Investment Grade Bond
  Portfolio
 Janus Aspen Aggressive Growth
  Portfolio(6)
 Janus Aspen Balanced Portfolio(6)
 Janus Aspen Flexible Income
  Portfolio(6)
 Janus Aspen Growth Portfolio(6)
 Janus Aspen Short-Term Bond
  Portfolio(6)
 Janus Aspen Worldwide Growth
  Portfolio(6)
 Lexington Emerging Markets Fund(7)
 Lexington Natural Resources Trust
 TCI Balanced(8)
 TCI Growth(8)
 TCI International(8)

--------------------------
(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
(2) These Funds have only limited operating history; therefore the expenses are estimated for the current fiscal year.
(3) The Fund's Adviser has agreed to waive all or a portion of its advisory fee and reimburse certain expenses so that the total annual expenses for the Federated American Leaders Fund II and the Federated Utility Fund II would not exceed % of average net assets, and the total annual expenses for the Federated Fund for U.S. Government Securities II and the Federated High Income Bond Fund II would not exceed % of average net assets. Without this waiver and reimbursement, the maximum advisory fees

--------------------------------------------------------------------------------
                                 FEE TABLE - 2
    and the maximum total annual expenses for the Funds, respectively, would have been % and % for the Federated American Leaders Fund II, % and
       % for the Federated Utility Fund II,    % and    % for the Federated Fund
    for U.S. Government Securities II, and % and % for the Federated High Income Bond Fund II. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time at its sole discretion.
(4) A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been
        % for the High-Income Portfolio, % for the Contrafund Portfolio and % for the Asset Manager Portfolio.
(5) The Fund's expenses were voluntarily reduced by the Fund's investment adviser. Absent this reimbursement, investment advisory fees, other expenses
    and total expenses would have been    %,    % and    %, respectively.
(6) The expense figures shown are net of certain expense waivers from Janus Capital Corporation. Without such waivers, Investment Advisory Fees, Other Expenses and Total Mutual Fund Annual Expenses for the Portfolios for the fiscal year ended December 31, 1995 would have been: %, % and %, respectively, for Janus Aspen Aggressive Growth Portfolio; %, %, and
       %, respectively, for Janus Aspen Balanced Portfolio; %, % and %, respectively, for Janus Aspen Flexible Income Portfolio; %, % and
        %, respectively, for Janus Aspen Growth Portfolio; %, % and %, respectively, for Janus Aspen Short-Term Bond Portfolio; and %, % and
       %, respectively, for Janus Aspen Worldwide Growth Portfolio.
(7) The Fund's investment adviser has agreed to reimburse the Fund so that the total expenses of the Fund (excluding taxes, brokerage, and extraordinary expenses) will not exceed an annual rate of % of the Fund's average net assets. Without this agreement, it is estimated that the Fund's Investment Advisory Fee, Total Other Expenses and Total Fund Annual Expenses would have
    been    %,    % and    %, respectively.
(8) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested directors (including counsel fees) and extraordinary expenses.

--------------------------------------------------------------------------------
                                 FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS   EXAMPLE  IS   PURELY  HYPOTHETICAL.  IT   SHOULD  NOT   BE  CONSIDERED  A
REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal
to    %.

                                                         EXAMPLE A                               EXAMPLE B
                                           -------------------------------------   -------------------------------------
                                           IF  YOU  WITHDRAW THE  ENTIRE ACCOUNT   IF YOU  DO NOT  WITHDRAW THE  ACCOUNT
                                           VALUE  AT  THE  END  OF  THE  PERIODS   VALUE, OR IF YOU ANNUITIZE AT THE END
                                           SHOWN, YOU  WOULD PAY  THE  FOLLOWING   OF  THE PERIODS SHOWN,  YOU WOULD PAY
                                           EXPENSES,  INCLUDING  ANY  APPLICABLE   THE  FOLLOWING EXPENSES  (NO DEFERRED
                                           DEFERRED SALES CHARGE:                  SALES CHARGE IS REFLECTED):*
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------   ------   -------   -------   --------
 Aetna Variable Fund
 Aetna Income Shares
 Aetna Variable Encore Fund
 Aetna Investment Advisers Fund, Inc.
 Aetna Ascent Variable Portfolio
 Aetna Crossroads Variable Portfolio
 Aetna Legacy Variable Portfolio
 Alger American Balanced Portfolio
 Alger American Income and Growth
  Portfolio
 Alger American Leveraged AllCap
  Portfolio
 Alger American MidCap Growth Portfolio
 Alger American Growth Portfolio
 Alger American Small Cap Portfolio
 Federated American Leaders Fund II
 Federated Fund for U.S. Government
  Securities II
 Federated Growth Strategies Fund II
 Federated High Income Bond Fund II
 Federated International Equity Fund II
 Federated Prime Money Fund II
 Federated Utility Fund II
 Fidelity VIP Equity-Income Portfolio
 Fidelity VIP Growth Portfolio
 Fidelity VIP High Income Portfolio
 Fidelity VIP Overseas Portfolio
 Fidelity VIP II Asset Manager Portfolio
 Fidelity VIP II Contrafund Portfolio
 Fidelity VIP II Index 500 Portfolio
 Fidelity VIP II Investment Grade Bond
  Portfolio
 Janus Aspen Aggressive Growth Portfolio
 Janus Aspen Balanced Portfolio
 Janus Aspen Flexible Income Portfolio
 Janus Aspen Growth Portfolio
 Janus Aspen Short-Term Bond Portfolio
 Janus Aspen Worldwide Growth Portfolio
 Lexington Emerging Markets Fund
 Lexington Natural Resources Trust
 TCI Balanced
 TCI Growth
 TCI International

--------------------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                                 FEE TABLE - 4

                                                           CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK
                                           -----------------------------------------------------------------------------
                                                         EXAMPLE C                               EXAMPLE D
                                           -------------------------------------   -------------------------------------

                                           IF YOU  WITHDRAW THE  ENTIRE  ACCOUNT   IF  YOU DO  NOT WITHDRAW  THE ACCOUNT
                                           VALUE  AT  THE  END  OF  THE  PERIODS   VALUE, OR IF YOU ANNUITIZE AT THE END
                                           SHOWN,  YOU  WOULD PAY  THE FOLLOWING   OF THE PERIODS  SHOWN, YOU WOULD  PAY
                                           EXPENSES,  INCLUDING  ANY  APPLICABLE   THE FOLLOWING  EXPENSES (NO  DEFERRED
                                           DEFERRED SALES CHARGE:                  SALES CHARGE IS REFLECTED):*
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------   ------   -------   -------   --------
 Aetna Variable Fund
 Aetna Income Shares
 Aetna Variable Encore Fund
 Aetna Investment Advisers Fund, Inc.
 Aetna Ascent Variable Portfolio
 Aetna Crossroads Variable Portfolio
 Aetna Legacy Variable Portfolio
 Alger American Balanced Portfolio
 Alger American Income and Growth
  Portfolio
 Alger American Leveraged AllCap
  Portfolio
 Alger American MidCap Growth Portfolio
 Alger American Growth Portfolio
 Alger American Small Cap Portfolio
 Federated American Leaders Fund II
 Federated Fund for U.S. Government
  Securities II
 Federated Growth Strategies Fund II
 Federated High Income Bond Fund II
 Federated International Equity Fund II
 Federated Prime Money Fund II
 Federated Utility Fund II
 Fidelity VIP Equity-Income Portfolio
 Fidelity VIP Growth Portfolio
 Fidelity VIP High Income Portfolio
 Fidelity VIP Overseas Portfolio
 Fidelity VIP II Asset Manager Portfolio
 Fidelity VIP II Contrafund Portfolio
 Fidelity VIP II Index 500 Portfolio
 Fidelity VIP II Investment Grade Bond
  Portfolio
 Janus Aspen Aggressive Growth Portfolio
 Janus Aspen Balanced Portfolio
 Janus Aspen Flexible Income Portfolio
 Janus Aspen Growth Portfolio
 Janus Aspen Short-Term Bond Portfolio
 Janus Aspen Worldwide Growth Portfolio
 Lexington Emerging Markets Fund
 Lexington Natural Resources Trust
 TCI Balanced
 TCI Growth
 TCI International

--------------------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example C.)

--------------------------------------------------------------------------------
                                 FEE TABLE - 5

                        CONDENSED FINANCIAL INFORMATION
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE TWO YEARS ENDED DECEMBER 31, 1995 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                           1995           1994
                                                       ------------   ------------
 AETNA VARIABLE FUND
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $10.737
 Increase (decrease) in value of accumulation
  units(1)                                                                  7.37%(5)
 Number of accumulation units outstanding at end of
  period                                                               3,178,712
 AETNA INCOME SHARES
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $10.324
 Increase (decrease) in value of accumulation
  units(1)                                                                  3.24%(3)
 Number of accumulation units outstanding at end of
  period                                                                 983,357
 AETNA VARIABLE ENCORE FUND
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $10.489
 Increase (decrease) in value of accumulation
  units(1)                                                                  4.89%(5)
 Number of accumulation units outstanding at end of
  period                                                               3,407,448
 AETNA INVESTMENT ADVISERS FUND, INC.
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $10.828
 Increase (decrease) in value of accumulation
  units(1)                                                                  8.28%(2)
 Number of accumulation units outstanding at end of
  period                                                                 911,281
 FEDERATED AMERICAN LEADERS FUND II
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $ 9.838
 Increase (decrease) in value of accumulation
  units(1)                                                                 (1.62)%(4)
 Number of accumulation units outstanding at end of
  period                                                                 188,708
 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $10.073
 Increase (decrease) in value of accumulation
  units(1)                                                                  0.73%(4)
 Number of accumulation units outstanding at end of
  period                                                                  12,714
 FEDERATED HIGH INCOME BOND FUND II
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $ 9.814
 Increase (decrease) in value of accumulation
  units(1)                                                                 (1.86)%(4)
 Number of accumulation units outstanding at end of
  period                                                                  31,309
 FEDERATED UTILITY FUND II
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $ 9.881
 Increase (decrease) in value of accumulation
  units(1)                                                                 (1.19)%(4)
 Number of accumulation units outstanding at end of
  period                                                                  41,191

--------------------------------------------------------------------------------
                                AUV HISTORY - 1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           1995           1994
                                                       ------------   ------------
 FIDELITY EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $10.002
 Increase (decrease) in value of accumulation
  units(1)                                                                  0.02%(6)
 Number of accumulation units outstanding at end of
  period                                                                  17,013
 FIDELITY GROWTH PORTFOLIO
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $10.423
 Increase (decrease) in value of accumulation
  units(1)                                                                  4.23%(6)
 Number of accumulation units outstanding at end of
  period                                                                  17,013
 JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $10.109
 Increase (decrease) in value of accumulation
  units(1)                                                                  1.09%(2)
 Number of accumulation units outstanding at end of
  period                                                                   9,588
 LEXINGTON EMERGING MARKETS FUND
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $ 9.795
 Increase (decrease) in value of accumulation
  units(1)                                                                 (2.05)%(2)
 Number of accumulation units outstanding at end of
  period                                                                   1,500
 LEXINGTON NATURAL RESOURCES TRUST
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $ 9.056
 Increase (decrease) in value of accumulation
  units(1)                                                                 (9.44)%(3)
 Number of accumulation units outstanding at end of
  period                                                                     537
 TCI GROWTH
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $10.847
 Increase (decrease) in value of accumulation
  units(1)                                                                  8.47%(2)
 Number of accumulation units outstanding at end of
  period                                                                 893,534
 TCI BALANCED
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $10.152
 Increase (decrease) in value of accumulation
  units(1)                                                                  1.52%(2)
 Number of accumulation units outstanding at end of
  period                                                                   3,477
 TCI INTERNATIONAL
 Value at beginning of period                                            $10.000
 Value at end of period                                                  $ 9.441
 Increase (decrease) in value of accumulation
  units(1)                                                                 (5.59)%(2)
 Number of accumulation units outstanding at end of
  period                                                                   3,745

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during July 1994.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during August 1994.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during September 1994.
(5) Reflects less than a full year of performance activity. Funds were first received in this option during October 1994.
(6) Reflects less than a full year of performance activity. Funds were first received in this option during December 1994.

--------------------------------------------------------------------------------
                                AUV HISTORY - 2

                                  THE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

    The Company is a wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn a wholly owned subsidiary of Aetna Life and Casualty Company, a diversified financial services company.

                           VARIABLE ANNUITY ACCOUNT B
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Company established Variable Annuity Account B (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

    Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FUNDS

    Purchase Payments may be allocated to one or more of the Subaccounts as designated on the application or enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value.

    The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions or under all Contracts.

    Subject to state regulatory approval, if the shares of any Fund should no longer be available for investment by the Separate Account or if in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contract, we may cease to make such Fund shares available for investment under the Contract prospectively. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.

    The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

-AETNA VARIABLE FUND seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

--------------------------------------------------------------------------------

-AETNA INCOME SHARES seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

-AETNA VARIABLE ENCORE FUND seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

-AETNA INVESTMENT ADVISERS FUND, INC. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VARIABLE PORTFOLIO seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VARIABLE PORTFOLIO seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VARIABLE PORTFOLIO seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

-ALGER AMERICAN FUND--ALGER AMERICAN BALANCED PORTFOLIO seeks current income and long-term capital appreciation by investing in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation.(2)

-ALGER AMERICAN FUND--ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities which have a market capitalization of $1 billion or greater.(2)

-ALGER AMERICAN FUND--ALGER AMERICAN INCOME AND GROWTH PORTFOLIO seeks a high level of dividend income to the extent consistent with prudent investment management by investing primarily in dividend paying equity securities. Capital appreciation is a secondary objective of the Portfolio.(2)

-ALGER AMERICAN FUND--ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio. The Portfolio may engage in leveraging (up to 33 1/3%) of its assets and options and futures transactions, which are deemed to be speculative and which may cause the Portfolio's net asset value to fluctuate.(2)

-ALGER AMERICAN FUND--ALGER AMERICAN MIDCAP GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization between $750 million and $3.5 billion. Income is a consideration in the selection of investments but is not an investment objective.(2)

-ALGER AMERICAN FUND--ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks capital return through investment in common stock of smaller companies offering the potential for significant price gain. The Portfolio invests at least 65% of its net assets in equity securities of companies that have total market capitalization of less than $1 billion at the time of purchase.(2)

-FEDERATED INSURANCE SERIES--FEDERATED AMERICAN LEADERS FUND II seeks to achieve long-term growth of capital and to provide income. The Fund pursues its investment objective by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies generally are top-quality, established growth companies which, in the opinion of the Adviser meet certain criteria.(3)

--------------------------------------------------------------------------------

-FEDERATED INSURANCE SERIES--FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II seeks to provide current income. The Fund pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.(3)

-FEDERATED INSURANCE SERIES--FEDERATED GROWTH STRATEGIES FUND II seeks capital appreciation. The Fund pursues its objective by investing at least 65% of its assets in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant fundamental changes are taking place. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.(3)

-FEDERATED  INSURANCE  SERIES--FEDERATED HIGH  INCOME  BOND FUND  II  seeks high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations (commonly known as "junk bonds" or "high yield, high risk bonds" which involve significant degree of risk). (See the Fund's prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations).(3)

-FEDERATED INSURANCE SERIES--FEDERATED INTERNATIONAL EQUITY FUND II seeks total return on its assets by investing at least 65% of its assets (and under normal market conditions, substantially all of its assets) in equity securities of issuers located in at least three different countries outside of the United States, investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments.(3)

-FEDERATED INSURANCE  SERIES--FEDERATED PRIME  MONEY FUND  II seeks  to  provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. An investment in this Fund is neither insured nor guaranteed by the U.S. government.(3)

-FEDERATED INSURANCE SERIES--FEDERATED UTILITY FUND II seeks to achieve high current income and moderate capital appreciation by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of utility companies.(3)

-FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND--EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(4)

-FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND--GROWTH PORTFOLIO seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(4)

-FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND--HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed income securities, while also considering growth of capital. Lower-rated corporate debt obligations are commonly known as "junk bonds" or "high yield, high risk bonds" and involve significant degree of risk (see the Fund's prospectus for a discussion of the risk factors involved in investing in lower-rate corporate debt obligations).(4)

-FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND--OVERSEAS PORTFOLIO seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America).(4)

-FIDELITY   INVESTMENTS  VARIABLE  INSURANCE  PRODUCTS  FUND  II--ASSET  MANAGER
 PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.(4)

-FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II--CONTRAFUND PORTFOLIO seeks maximum total return over the long term by investing in securities of companies that are undervalued or out-of-favor.(4)

-FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II--INDEX 500 PORTFOLIO seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's 500 Composite Stock Price Index.(4)

--------------------------------------------------------------------------------

-FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II--INVESTMENT GRADE BOND
 PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.(4)

-JANUS  ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO  is a NONDIVERSIFIED portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S & P MidCap 400 Index, which as of ___ included companies with capitalizations between approximately ___ and ___, but which is expected to change on a regular basis.(5)

-JANUS   ASPEN  SERIES--BALANCED  PORTFOLIO   seeks  long-term  capital  growth,
 consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities.(5)

-JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(5)

-JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(5)

-JANUS ASPEN SERIES--SHORT-TERM BOND PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital by investing primarily in short-and intermediate-term fixed income securities.(5)

-JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(5)

-LEXINGTON EMERGING MARKETS FUND seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets. Investments in emerging markets involve risks not present in domestic markets. See the Fund's prospectus for information on risks inherent in this investment.(6)

-LEXINGTON NATURAL RESOURCES TRUST is a NONDIVERSIFIED portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(6)

-TCI PORTFOLIOS, INC.--TCI  BALANCED (a  Twentieth Century  fund) seeks  capital growth and current income. It seeks capital growth by investing in 60% common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's management, have better-than-average potential for appreciation. Management intends to maintain approximately 40% of the Portfolio's assets in fixed income securities.(7)

-TCI PORTFOLIOS, INC.--TCI GROWTH (a Twentieth Century fund) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(7)

-TCI PORTFOLIOS, INC.--TCI INTERNATIONAL (a Twentieth Century fund) seeks capital growth by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The Fund will invest primarily in securities of issuers located in countries with developed economies.(7)

Investment Advisers for each of the Funds:
(1) Aetna Life Insurance and Annuity Company
(2) Fred Alger Management, Inc.
(3) Federated Advisers
(4) Fidelity Management & Research Company
(5) Janus Capital Corporation
(6) Lexington Management Corporation (adviser); Market Systems Research Advisors, Inc. serves as the subadviser for the Lexington Natural Resources Trust
(7) Investors Research Corporation

--------------------------------------------------------------------------------

    RISKS ASSOCIATED WITH INVESTMENT IN THE FUNDS. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

    More comprehensive information, including a discussion of potential risks, is found in the respective Fund prospectuses which accompany this Prospectus.
You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives.

    CONFLICTS OF INTEREST (MIXED AND SHARED FUNDING). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

    Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTION

    Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"). Through the Guaranteed Account, we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the Guaranteed Account for specified periods to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See the Appendix.)

                                    PURCHASE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACT AVAILABILITY

    The Contracts are  offered as (1)  nonqualified deferred annuity  contracts;
(2) Individual Retirement Annuities; or (3) subject to state regulatory approval, Qualified Contracts used in conjunction with certain employer sponsored retirement plans. (Contracts of the type identified in item (3) are not available in the state of New York. Additionally, under item (2), only IRA rollovers are permitted in New York.)

    Eligible persons seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts, or, where required by state law, they may purchase individual Contracts. In most states, group Contracts are offered, generally to certain broker-dealers which have agreed to act as distributors of the Contracts, and individual accounts are established by the Company for each Certificate Holder. In some states, an individual Contract will be owned by the Certificate Holder. In both cases, a Certificate Holder's interest in the Contract is known as his or her "Account."

    The maximum issue age for the Annuitant is 90 (age 80 for those Contracts issued in the state of New York, and age 85 for those Contracts issued in the state of Pennsylvania).

    JOINT CERTIFICATE HOLDERS. Nonqualified Contracts may be purchased by spouses as joint Certificate Holders. In New York and Pennsylvania, the joint Certificate Holders do not need to be spouses. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts. Tax law prohibits the purchase of Qualified Contracts by joint Certificate Holders.

PURCHASING INTERESTS IN THE CONTRACT

    GROUP CONTRACTS. Groups will generally consist of those eligible individuals who have established an Account with a broker-dealer which has agreed to act as a distributor for the Contracts. The Contract application must be completed by the prospective group Contract Holder and sent to the Company at its Home Office. Once we approve the Contract application, a group Contract is

--------------------------------------------------------------------------------
issued to the group Contract Holder. Certificate Holders may purchase interests in a group Contract by submitting an enrollment form. Once the enrollment form is accepted a Certificate will be issued.

    INDIVIDUAL CONTRACTS. Certain states will not allow a group Contract due to provisions in their insurance laws. In those states where individual Contracts are offered, eligible persons will submit an individual application to the Company. In those states, an individual will be issued a Contract rather than a Certificate.

    Regardless of whether you have purchased a group or individual Contract, the Company must accept or reject the application or enrollment form within two business days of receipt. If these items are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Certificate Holder, pending acceptance of the application or enrollment form. If the application or enrollment form is rejected, the application or enrollment form and any Purchase Payments will be returned to the Certificate Holder.

PURCHASE PAYMENTS

    You may make Purchase Payments under the Contract in one lump sum, through periodic payments or as a transfer from a pre-existing plan.

    The minimum initial Purchase Payment amount is $5,000 for Nonqualified Contracts and $1,500 for Qualified Contracts. Additional Purchase Payments made to an existing Contract must be at least $1,000 and are subject to the terms and conditions published by us at the time of the subsequent payment. A Purchase Payment of more than $1,000,000 will be allowed only with the Company's consent. We also reserve the right to reject any Purchase Payment to a prospective or existing Account without advance notice.

    For Qualified Contracts the Code imposes a maximum limit on annual Purchase Payments which may be excluded from a participant's gross income. (See "Tax Status.")

    ALLOCATION OF PURCHASE PAYMENTS. Purchase Payments will initially be allocated to the Subaccounts or the Guaranteed Account as specified on the application or enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Transfers.")

CONTRACT RIGHTS

    Under individual Contracts, Certificate Holders have all Contract rights.

    Under group Contracts, the group Contract Holder has title to the Contract and generally only the right to accept or reject any modifications to the Contract. You have all other rights to your Account under the Contract. However, under a Nonqualified Contract, if you and the Annuitant are not the same, and the Annuitant dies first, a different provision applies. In this case, your rights are automatically transferred to the Beneficiary. (See "Death Benefit.")

    Joint Certificate Holders have equal rights under the Contract and with respect to their Account. On the death of a joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder may retain all ownership rights under the Contract or elect to have the proceeds distributed. (See "Death Benefit.") All rights under the Contract must be exercised by both joint Certificate Holders with the exception of transfers among investment options; at our discretion, one joint Certificate Holder can select additional investment options or change investment options after the Account has been established.

DESIGNATIONS OF BENEFICIARY AND ANNUITANT

    You generally designate the beneficiary under the Contract on the application or enrollment form. However, for Qualified Contracts issued in conjunction with a Code Section 401(a) qualified pension or profit sharing plan or a Code Section 457 deferred compensation plan, the employer or trustee must be both the Certificate Holder and the beneficiary under the Contract, and the participant on whose behalf the Account was established must be the Annuitant. Under such plans the participant is generally allowed to designate a Beneficiary under the plan, and the Certificate Holder may direct that we pay any death proceeds to the plan Beneficiary. "Beneficiary" as used in this Prospectus refers to the person who is ultimately entitled to receive such proceeds.

    For Qualified Contracts issued in conjunction with a Code Section 403(b) tax deferred annuity program subject to the Employee Retirement Income Security Act (ERISA), the spouse of a married participant must be the Beneficiary of at least 50% of the Account Value. If the

--------------------------------------------------------------------------------
married participant is age 35 or older, the participant may name an alternate Beneficiary provided the participant furnishes a waiver and spousal consent which meets the requirements of ERISA Section 205. The participant on whose behalf the Account was established must be the Annuitant.

    For Qualified Contracts issued as an Individual Retirement Annuity, you must be the Annuitant. For Nonqualified Contracts, you may (but need not) select a different person as the Annuitant. (See "Purchase-- Contract Availability.")

RIGHT TO CANCEL

    You may cancel the Contract or Certificate without penalty by returning it to the Company with a written notice of your intent to cancel. In most states, you have ten days to exercise this right; some states allow you longer. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments, therefore, you bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Under Contracts issued as Individual Retirement Annuities, you will receive a refund of your Purchase Payment. Account Values will be determined as of the Valuation Date on which we receive your request for cancellation at our Home Office.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

    MORTALITY AND EXPENSE RISK CHARGE. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

    If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

    ADMINISTRATIVE CHARGE. During the Accumulation Period, the Company makes a daily deduction from each of the Subaccounts for an administrative charge. The charge is equal, on an annual basis, to 0.15% of the daily net assets of the Subaccounts and compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

    During the Annuity Period, the Company reserves the right to make a deduction for the administrative charge of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

    During the Accumulation Period, the Company will deduct an annual maintenance fee from the Account Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

    The maximum maintenance fee deducted under the Contract is $30. The maintenance fee will be deducted on a pro rata basis from each investment option in which you have an interest. If your entire Account Value is withdrawn, the full maintenance fee will be deducted at the time of withdrawal. The maintenance fee will not be deducted (either annually or upon withdrawal) if your Account Value is $50,000 or more on the day the maintenance fee is due.

--------------------------------------------------------------------------------

REDUCTION OR ELIMINATION OF ADMINISTRATIVE CHARGE AND MAINTENANCE FEE

    The administrative charge and maintenance fee will be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administrative expenses. The entitlement to such a reduction will be based on:

(1) the  size and type of group of  individuals to whom the Contract is offered;
    and

(2) the amount of expected Purchase Payments.

    Any reduction or elimination of the administrative charge or maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in the administrative charge or annual maintenance fees according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE

    Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account and is based on the number of years which have elapsed since the Purchase Payment was made. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below.

    Withdrawals are taken first against Purchase Payments, then against any increase in value. However, the deferred sales charge only applies to the Purchase Payment (not to any associated changes in value). To satisfy a partial withdrawal, the deferred sales charge is calculated as if the Purchase Payments are withdrawn from the Subaccounts in the same order they were applied to the Account. Partial withdrawals from the Guaranteed Account will be treated as described in the Appendix and the prospectus for the Guaranteed Account. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn.

                                          DEFERRED
                                            SALES
YEARS SINCE RECEIPT OF                     CHARGE
PURCHASE PAYMENT                          DEDUCTION
----------------------------------------  ---------
Less than 2                                    7%
2 or more but less than 4                      6%
4 or more but less than 5                      5%
5 or more but less than 6                      4%
6 or more but less than 7                      3%
7 or more                                      0%

   CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK

                                          DEFERRED
                                            SALES
YEARS SINCE RECEIPT OF                     CHARGE
PURCHASE PAYMENT                          DEDUCTION
----------------------------------------  ---------
Less than 1                                    7%
1 or more but less than 2                      6%
2 or more but less than 3                      5%
3 or more but less than 4                      4%
4 or more but less than 5                      3%
5 or more but less than 6                      2%
6 or more but less than 7                      1%
7 or more                                      0%

    A deferred sales charge will not be deducted from any portion of a Purchase Payment withdrawn if the withdrawal is:

- applied to provide Annuity benefits;

- paid to a Beneficiary due to the Annuitant's death before Annuity Payments start, up to a maximum of the Purchase Payment(s) in the Account on the Annuitant's date of death;

- made due to the election of an Additional Withdrawal Option (see "Additional Withdrawal Options");

- paid upon a full withdrawal where the Account Value is $2,500 or less and no amount has been withdrawn during the prior 12 months; or

- paid if we close out your Account when the value is less than $2,500.

    After the first Account Year, you may withdraw all or a portion of your Purchase Payments without a deferred sales charge, provided that (1) such withdrawal occurs

--------------------------------------------------------------------------------
within three years of the Annuitant's admission to a licensed nursing care facility (including non-licensed facilities in New Hampshire) and (2) the Annuitant has spent at least 45 consecutive days in such facility. This waiver of deferred sales charge does not apply if the Annuitant is in a nursing care facility at the time the Account is established. It will also not apply if otherwise prohibited by state law.

    The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

    FREE WITHDRAWALS. At least 12 months after the date the first Purchase Payment is applied to your Account, you may withdraw up to 10% of your current Account Value (up to 15% of your current Account Value for Contracts or Certificates issued in the State of New York) during each calendar year without imposition of a deferred sales charge. The free withdrawal applies only to the first partial or full withdrawal in each calendar year. The free withdrawal amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal. If your withdrawal exceeds the applicable free withdrawal allowance, we will deduct a deferred sales charge on the excess amount. (See the Appendix for a discussion of withdrawals from the Guaranteed Account.) This provision may not be exercised if you have elected the Systematic Withdrawal Option or Estate Conservation Option. (See "Additional Withdrawal Options.")

REDUCTION OR ELIMINATION OF THE DEFERRED SALES CHARGE

    We may reduce or eliminate the deferred sales charge when sales of the Contracts are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the deferred sales charge will be based on the following:

(1) the size and type of group of individuals to whom the Contract is offered;

(2) the amount of expected Purchase Payments; and

(3) whether there is a prior or existing relationship with the Company such as being an employee of the Company or an affiliate, receiving distributions or making internal transfers from other Contracts issued by the Company, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of the deferred sales charge will not be unfairly discriminatory against any person.

FUND EXPENSES

    Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or
"management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

    Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. Ordinarily, any state premium tax will be deducted from the Account Value when it is applied to an Annuity Option. However, we reserve the right to deduct state premium tax from the Purchase Payment(s) or from the Account Values at any time, but no earlier than when we have a tax liability under state law.

    Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based on our determination of when such tax is due. We will absorb any municipal premium tax which is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.

                               CONTRACT VALUATION
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ACCOUNT VALUE

    Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in the Guaranteed Account.

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                                       9

ACCUMULATION UNITS

    The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge (if any).

    Initial Purchase Payments will be credited to your Account as described under "Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

    The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

(a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

(b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

(c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount, divided by

(d) the AUV of the Subaccount on the preceding Valuation Date, minus

(e) a daily charge at the annual effective rate of 1.25% for mortality and expense risks, and an administrative charge of 0.15% during the Accumulation Period and up to 0.25% during the Annuity Period (currently 0% during the Annuity Period).

    The net investment rate may be either positive or negative.

                                   TRANSFERS
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--------------------------------------------------------------------------------

    At any time prior to the Annuity Date, you can transfer amounts held under your Account from one Subaccount to another. Transfers from the Guaranteed Account may be subject to certain restrictions and to a market value adjustment. (See the Appendix.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract.

    The Company currently allows unlimited transfers of accumulated amounts to available investment options. Twelve free transfers are allowed per calendar year. Thereafter, the Company reserves the right to charge up to $10 for each additional transfer. The Company currently does not impose this charge. The total number of investment options that you may select during the Accumulation Period may be limited, as set forth on your application or enrollment form. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are currently not available during the Annuity Period; however, they may become available during the second half of 1996. (See "Annuity Options.")

DOLLAR COST AVERAGING PROGRAM

    You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. Dollar cost averaging is a system for investing a fixed amount of money at regular intervals over a period of time. The Dollar Cost Averaging Program permits the transfer of amounts from any of the variable funding options and the one-year Guaranteed Term to any of the variable investment options. Where state regulatory approval has been received, a market value adjustment will not be applied to dollar cost averaging transfers from the one-year Guaranteed Term. Consult your representative to determine whether the waiver is approved in your state. (See the Appendix for a discussion of the restrictions and features attributable to the Guaranteed Account.)

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                                       10

    Dollar cost averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information, please refer to the Inquiries section of the Prospectus Summary, which describes how you can obtain further information.

    The Dollar Cost Averaging Program is not available to individuals who have elected an Additional Withdrawal Option or the Account Rebalancing Program.

ACCOUNT REBALANCING PROGRAM

    The Account Rebalancing Program allows you to have portions of your Account Value automatically reallocated annually to a specified percentage. Only Account Values accumulating in the Subaccounts can be rebalanced. You may participate in this program by completing the Account Rebalancing section of the application or enrollment form, or by sending a written request to the Company at its Home Office.

    The Account Rebalancing Program is not available to Certificate Holders who have elected the Dollar Cost Averaging Program, and the Account Rebalancing Program does not ensure a profit nor guarantee against loss in a declining market.

                                  WITHDRAWALS
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--------------------------------------------------------------------------------

    All or a portion of your Account Value may be withdrawn at any time during the Accumulation Period. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

    Withdrawals may be requested in one of the following forms:

-FULL WITHDRAWAL OF AN ACCOUNT: The amount paid for a full withdrawal will be the Adjusted Account Value minus any applicable deferred sales charge and maintenance fee due.

-PARTIAL WITHDRAWALS: (Percentage): The amount paid will be the percentage of the Adjusted Account Value requested minus any applicable deferred sales charge.

-PARTIAL WITHDRAWALS: (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from your Account will equal the amount you request plus any applicable deferred sales charge and plus or minus any applicable market value adjustment.

    For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Guaranteed Account or the Subaccounts in which your Purchase Payments are allocated, unless you request otherwise in writing. All amounts paid will be based on your Account Value as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify. Taxes or tax penalties may be due on the amount withdrawn. (See "Tax Status.")

    The tax treatment of withdrawals from each Nonqualified Contract may be affected if you own other annuity contracts issued by us (or our affiliates) that were purchased on or after October 21, 1988. (See "Tax Status.")

    WITHDRAWAL RESTRICTIONS FROM 403(B) PLANS. Under Section 403(b) Contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. (See "Tax Status.")

                         ADDITIONAL WITHDRAWAL OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Company offers certain withdrawal options under the Contract that are not considered Annuity Options ("Additional Withdrawal Options"). To exercise these options, your Account Value must meet the minimum dollar amounts and age criteria applicable to that option.

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                                       11

    The Additional Withdrawal Options currently available under the Contract include the following:

-SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

-ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. ECO is only available under Qualified Contracts. Under ECO, the Company calculates the minimum distribution amount required by law, generally at age 70 1/2, and pays you that amount once a year. (See "Tax Status.")

    Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office.

    If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the
Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus.

    Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again nor may any other Additional Withdrawal Option be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.

                    DEATH BENEFIT DURING ACCUMULATION PERIOD
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--------------------------------------------------------------------------------

    A death benefit will be payable to the Beneficiary(ies) if the Certificate Holder or the Annuitant dies before annuity payments have commenced. Upon the death of a joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder, if any, will become the designated Beneficiary. Any other Beneficiary designation on record with the Company at the time of death will be treated as a contingent Beneficiary.

    The amount of death benefit proceeds will be determined as of the date of death. Under some circumstances, the amount of the death benefit is guaranteed, as described below.

DEATH BENEFIT AMOUNT

    Upon the death of the Annuitant, the death benefit proceeds will be the greatest of:

(1) the total Purchase Payment(s) applied to the Account, minus the sum of all amounts withdrawn, annuitized or deducted from such Account;

(2) (a) in jurisdictions where regulatory approval has been received, the highest step-up value as calculated under this subparagraph (a) as of the date of death. The step-up value is determined on each anniversary of the Effective Date, up to the Annuitant's 75th birthday (85th birthday for Contracts or Certificates issued in New York). Each step-up value is calculated as the Account Value on the Effective Date anniversary, increased by Purchase Payments applied, and decreased by partial withdrawals, annuitizations and deductions taken from the Account since the Effective Date anniversary; or

(2) (b) in those jurisdictions where regulatory approval for 2(a) has NOT been received, the highest step-up value as calculated under this subparagraph
    (b) as of the date of death. The step-up value is determined on each anniversary of the Effective Date, up to the Annuitant's 75th birthday. Each step-up value is calculated as the Account Value on the most recent seventh year anniversary of the date the last Purchase Payment was applied, increased by Purchase Payments applied, and decreased by partial withdrawals, annuitizations and deductions taken from the Account since the Effective Date anniversary; or

(3) the Account Value as of the date of death.

    The excess, if any, of the guaranteed death benefit value over the Account Value is determined as of the date of death. Any excess amount will be deposited and allocated to the money market Subaccount available under the Contract. The Account Value on the claim date plus any excess amount deposited into the Account becomes the Certificate Holder's Account Value. The claim date is the date we receive valid proof of death and the Beneficiary's claim at our Home Office.

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                                       12

    Upon the death of a spousal Beneficiary who continued the Account in his or her own name, the amount of the death benefit proceeds will be equal to the Adjusted Account Value, less any deferred sales charge applicable to any Purchase Payments made after we receive proof of death.

    Under Nonqualifed Contracts only, if the Certificate Holder is not the Annuitant and dies, the amount of death benefit proceeds will be equal to the Adjusted Account Value on the claim date. Full or partial withdrawals may be subject to a deferred sales charge.

    For amounts held in the Guaranteed Account, see the Appendix for a discussion of the calculation of death benefit proceeds.

DEATH BENEFIT PAYMENT OPTIONS

    Death benefit proceeds may be paid to the Beneficiary as described below. If you die and no Beneficiary exists, the death benefit will be paid in a lump sum to your estate. Prior to any election, the Account Value will remain in the Account and the Account Value will continue to be affected by the investment performance of the investment option(s) selected. The Beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The Code requires that distributions begin within a certain time period, as described below. If no elections are made, no distributions will be made. Failure to commence distribution within those time periods can result in tax penalties.

NONQUALIFIED CONTRACTS

    Under a Nonqualified Contract, if you die, or if you are a nonnatural person and the Annuitant dies, and the Beneficiary is your surviving spouse, he or she automatically becomes the successor Certificate Holder. The successor Certificate Holder may exercise all rights under the Account and (1) continue in the Accumulation Period; (2) elect to apply some or all of the Adjusted Account Value to any of the Annuity Options; or (3) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If you die and you are not the Annuitant any applicable deferred sales charge will be applied if a lump sum payment is elected. Under the Code, distributions are not required until the successor Certificate Holder's death.

    If you die and the Beneficiary is not your surviving spouse, he or she may elect option (2) or (3) above. According to the Code, and subject to state regulatory approval, any portion of the Adjusted Account Value not distributed in installments over the life or life expectancy beginning within one year of your death, must be paid within five years of your death. (See "Tax Status of the Contract.")

    If you are a natural person but not the Annuitant and the Annuitant dies, the Beneficiary may elect to apply the Adjusted Account Value to an Annuity Option within 60 days or to receive a lump sum payment equal to the Adjusted Account Value, subject to state regulatory approval. If the Beneficiary does not elect an Annuity Option within 60 days of the date of death, the gain, if any, will be includable in the Beneficiary's income in the year the Annuitant dies.

    If SWO is in effect, payments will cease at the Certificate Holder's or Annuitant's death. A Beneficiary, however, may elect to continue SWO.

QUALIFIED CONTRACTS

    Under a Qualified Contract, the death benefit is paid at the death of the participant, who is the Annuitant under the Contract. The Beneficiary has the following options: (1) apply some or all of the Adjusted Account Value to any of the Annuity Options, subject to the distribution rules in Code Section 401(a)(9) or (2) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If the Account was established in conjunction with a
Section 401(a) qualified pension or profit sharing plan or a Section 457 deferred compensation plan, payment will be made, as directed by the Certificate Holder, to either the Certificate Holder or to the plan beneficiary.

    If ECO or SWO is in effect and the participant dies before the required beginning date for minimum distributions, payments will cease. A Beneficiary, or the Certificate Holder on behalf of a plan Beneficiary, may elect ECO or SWO provided the election would satisfy the Code minimum distribution rules.

    If ECO or SWO is in effect and the participant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Code minimum distribution rules, unless the option is revoked.

    Death benefit payments must satisfy the distribution rules in Code Section 401(a)(9). (See "Tax Status of the Contract.")

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                                       13

                                 ANNUITY PERIOD
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--------------------------------------------------------------------------------

ANNUITY PERIOD ELECTIONS

    You must notify us in writing of the date you want Annuity Payments to start (the "Annuity Date") and the Annuity Option elected. Once Annuity Payments start, the Annuity Date and Annuity Option cannot be changed. Payments may not begin earlier than one year after purchase, or, unless we consent, later than the later of (a) the first day of the month following the Annuitant's 85th birthday, or (b) the tenth anniversary of the last Purchase Payment (fifth anniversary for Contracts issued in Pennsylvania).

    Annuity Payments will not begin until you have selected an Annuity Date and an Annuity Option.

    The Code generally requires that for Qualified Contracts, minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a participant attains age 70 1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.") For Nonqualified Contracts, failure to select an Annuity Option and an Annuity Date, or postponement of the Annuity Date past the Annuitant's 85th birthday or tenth anniversary of your last Purchase Payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering such a course of action.

    At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

- the date on which you would like Annuity Payments to begin;

- the Annuity Option under which you want payments to be calculated and paid;

- whether the payments are to be made monthly, quarterly, semi-annually or annually; and

- the investment option(s) used to provide Annuity Payments (i.e., a fixed Annuity using the general account or a variable Annuity using any of the Subaccounts available at the time of annuitization). [As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are the only Subaccounts available; however, additional Subaccounts may be available under some Annuity Options in the future. ("See Annuity Options.")]

    Annuity Payments will not begin until you have selected an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period. Once Annuity Payments begin, the Annuity Option may not be changed, nor may transfers currently be made among the investment option(s) selected. (See "Annuity Options" below for more information about transfers during the Annuity Period.)

PARTIAL ANNUITIZATION

    You may elect an Annuity Option with respect to a portion of your Account Value, while leaving the remaining portion of your Account Value invested in the Accumulation Period. The Code and the regulations thereunder do not specifically address the tax treatment applicable to payments provided pursuant to the exercise of this option. The Company takes the position that payments provided pursuant to this option are taxable as annuity payments, and not as a withdrawal. However, because the tax treatment of such payments is currently unclear, you should consult with a qualified tax adviser if you are considering a partial annuitization of your Account.

ANNUITY OPTIONS

    You may choose one of the following Annuity Options:

LIFETIME ANNUITY OPTIONS:

-OPTION 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

-OPTION 2--Life Annuity with Guaranteed Payments-- An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

-OPTION 3--Life Income Based Upon the Lives of Two Annuitants--An Annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66 2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

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                                       14

-OPTION 4--Life Income Based Upon the Lives of Two Annuitants--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

    If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity Payments begin, the Certificate Holder cannot elect to receive a lump-sum settlement.

NONLIFETIME ANNUITY OPTION:

    Under the nonlifetime option, payments may be made for generally 5-30 years, as selected. If this option is elected on a variable basis, the Certificate Holder may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions-- Deferred Sales Charge.") If the nonlifetime option is elected on a fixed basis, you cannot elect to receive a lump-sum settlement.

    We may also offer additional Annuity Options under your Contract from time to time. Later in 1996, subject to state regulatory approval, the Company expects to offer additional Annuity Options and enhanced versions of the Annuity Options listed above. These additional Annuity Options and enhanced versions of the existing options will have additional Subaccounts available and will allow transfers between Subaccounts during the Annuity Period. Please refer to the Contract or Certificate, or call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. It is not expected that these additional or enhanced options will be made available to those who have already commenced receiving Annuity Payments.

ANNUITY PAYMENTS

    DATE PAYOUTS START. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. For Qualified Contracts only, Annuity Payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and Beneficiary.

    AMOUNT OF EACH ANNUITY PAYMENT. The amount of each payment depends on how you allocate your Account Value between fixed and variable payouts. No election may be made that would result in the first Annuity Payment of less than $50, or total yearly Annuity Payments of less than $250 (less if required by state law). If the Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected. We reserve the right to increase the minimum first Annuity Payment amount and the minimum annual Annuity Payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

    If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3 1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3 1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

    We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. This charge, established when a variable Annuity Option is elected, will not exceed 0.25% per year of amounts held on a variable basis. Once established, the charge will be effective during the entire Annuity Period. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE
ANNUITY PERIOD

    If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If

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                                       15

Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

    If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the Beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

    If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the Beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

    If the Annuitant dies after Annuity Payments have begun and if there is a death benefit payable under the Annuity Option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

    Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity Options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment.

                                   TAX STATUS
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INTRODUCTION

    The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract.

    The Contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b) or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Certificate Holder or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

    The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

    Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

    Diversification. Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

    In addition, in certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the

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                                       16
separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Certificate Holder has additional flexibility in allocating premium payments and account values. In addition, the number of funds provided under the Contract is significantly greater than the number of funds offered in contracts on which rulings have been issued. These differences could result in a Certificate Holder being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Certificate Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

    REQUIRED DISTRIBUTIONS--NONQUALIFIED CONTRACTS: In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires Nonqualified Contracts to provide that (a) if any Certificate Holder dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution in effect at the time of the Certificate Holder's death, and (b) if any Certificate Holder dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Certificate Holder's death. These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Certificate Holder's death. The "designated beneficiary" refers to a natural person designated by the Certificate Holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Certificate Holder, the Account may be continued with the surviving spouse as the new Certificate Holder.

    The Nonqualifed Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

    The discussion under "Taxation of Annuities" below is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

    REQUIRED   DISTRIBUTIONS--QUALIFIED   CONTRACTS:  The   Code   has  required
distribution rules for Section 401(a), 403(b) and 457 Plans and Individual Retirement Annuities. Distributions must generally begin by April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2. For governmental or church 401(a), 403(b) or 457 plans, distributions must begin by April 1 of the calendar year following the calendar year the participant attains age 70 1/2 or retires, whichever occurs later. Under 403(b) plans, if the Company maintains separate records, distribution of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which the participant attains age 75 (or retires, if later, for governmental or church plans). However, special rules require that some or all of the balance be distributed earlier if any distributions are taken in excess of the minimum required amount.

    To comply with these provisions, distributions must be in a form and  amount
sufficient   to  satisfy  the  minimum  distribution  and  minimum  distribution incidental death benefit rules specified in Section 401(a) (9) of the Code.

    In general, annuity payments must be distributed over the participant's life or the joint lives of the participant and beneficiary, or over a period not greater than the participant's life expectancy or the joint life expectancies of the participant and beneficiary. Also, any distribution under a Section 457 Plan payable over a period of more than one year must be made in substantially nonincreasing amounts.

    If the participant dies on or after the required beginning date for minimum distributions, distributions to the beneficiary must be made at least as rapidly as the method of distribution in effect at the time of the

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                                       17
participant's death. However, if the required minimum distribution is calculated each year based on the participant's single life expectancy or the joint life expectancies of the participant and beneficiary, the regulations for Code
Section 401(a)(9) provide specific rules for calculating the required minimum distributions at the participant's death. For example, if ECO was elected with the calculation based on the participant's single life expectancy, and the life expectancy is recalculated each year, the recalculated life expectancy becomes zero in the calendar year following the participant's death and the entire remaining interest must be distributed to the beneficiary by December 31 of the year following the participant's death. However, a spousal beneficiary, other than under a Section 457 Plan, has certain rollover rights which can only be exercised in the year of the participant's death. The rules are complex and the participant should consult a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

    If the participant dies before the required beginning date for minimum distributions, the entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of the participant's death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary, not to exceed 15 years for a non-spousal beneficiary under a Section 457 Plan, provided the distribution begins to a non-spouse beneficiary by December 31 of the calendar year following the calendar year of the participant's death. If payments are made to a spousal beneficiary, distributions must begin by the later of December 31 of the calendar year following the calendar year of the death or December 31 of the calendar year in which the participant would have attained age 70 1/2.

    An exception applies for a spousal beneficiary under an Individual Retirement Annuity. In lieu of taking a distribution under these rules, a spousal Beneficiary may elect to treat the Account as his or her own IRA and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Account or fails to take a distribution within the required time period.

    If the participant or beneficiary fails to take the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

TAXATION OF ANNUITY CONTRACTS

    IN GENERAL: Section 72 of the Code governs taxation of annuities in general. The Company believes that a Certificate Holder under a Nonqualified Contract who is a natural person generally is not taxed on increases in the Account Value until distribution occurs by withdrawing all or part of such Account Value (e.g., withdrawals or Annuity Payments under the Annuity Option elected). The taxable portion of a distribution (in the form of a single sum payment or an Annuity) is taxable as ordinary income.

    NON-NATURAL HOLDERS OF A NONQUALIFIED CONTRACT: If the Certificate Holder is not a natural person, a Nonqualified Contract is not treated as an annuity for income tax purposes and the "income on the contract" for the taxable year is currently taxable as ordinary income. "Income on the contract" is any increase over the year in the Surrender Value, adjusted for amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax adviser prior to purchasing this Contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of "income on the contract" for purposes of the unrelated business income tax.

    The following discussion generally applies to Qualified Contracts or Nonqualified Contracts owned by a natural person.

    WITHDRAWALS: In the case of a withdrawal under a Qualified Contract, including withdrawals under SWO or ECO, the amount taxable is generally based on the ratio of the "investment in the contract" to Account Value. The "investment in the contract" generally equals the amount of any nondeductible Purchase Payments paid by or on behalf of any individual less any amount received previously which was excludable from gross income. For a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

    With respect to Nonqualified Contracts, partial withdrawals, including withdrawals under SWO, are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds

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                                       18
the "investment in the contract" at that time. The Account Value immediately before a withdrawal may have to be increased by any positive market value adjustment (MVA) that results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of MVAs in these circumstances, and a Certificate Holder should contact a competent tax advisor with respect to the potential tax consequences of any MVA that arises as a result of a partial withdrawal.

    Full withdrawals of a Nonqualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

    ANNUITY PAYMENTS: Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.

    PENALTY TAX: In the case of a distribution pursuant to a Nonqualified Contract, or a Qualified Contract other than a Qualified Contract sold in conjunction with a Code Section 457 Plan, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income.

    In  general, there  is no penalty  tax on distributions  from a Nonqualified
Contract: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of the death of the Certificate Holder; (3) attributable to the taxpayer's total and permanent disability; (4) received in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and a "designated beneficiary;" or (5) allocable to "investment in the contract" before August 14, 1982.

    If a distribution is made from a Qualified Contract sold in conjunction with a Section 401(a) Plan or Section 403(b) Plan, the penalty tax will not apply on distribution made when the participant (a) attains age 59 1/2, (b) becomes permanently and totally disabled, (c) dies, (d) separates from service with the plan sponsor at or after age 55, (e) rolls over the distribution amount to another plan of the same type in accordance with the terms of the Code, or (f) takes the distributions in substantially equal periodic payments (at least annually) over his or her life or life expectancy or the joint lives or joint life expectancies of the participant and plan beneficiary, provided the participant has separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by the participant that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

    In general, the same exceptions described in the preceding paragraph will apply to distributions made from an Individual Retirement Annuity. However, the exceptions for separation from service under (d) above and unreimbursed medical expenses will not apply.

    TAXATION OF DEATH BENEFIT PROCEEDS: Amounts may be distributed from the Contract because of the death of a Certificate Holder or the Annuitant.
Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above.

    TRANSFERS, ASSIGNMENTS OR EXCHANGES OF THE CONTRACT: A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also a Certificate Holder, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the Account Value generally will be treated as a

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                                       19
distribution. The assignment or transfer of ownership of a Qualified Contract generally is not allowed. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

    MULTIPLE CONTRACTS: All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

QUALIFIED CONTRACTS IN GENERAL

    The Qualified Contract is designed for use as an Individual Retirement Annuity or as a Contract used in connection with certain employer sponsored retirement plans. The tax rules applicable to participants and beneficiaries in Qualified Contracts are complex. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

    The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants and beneficiaries under Qualified Contracts may be subject to the terms and conditions of the retirement plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

SECTION 457 PLANS

    Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and reportable to the IRS as taxable income. Also, all amounts except death benefit proceeds are subject to federal income tax withholding as wages. If we make payments directly to a participant on behalf of the employer as owner, we will withhold federal taxes (and state taxes, if applicable).

    The Code imposes a maximum limit on annual Purchase Payments which may be excluded from the participant's gross income. Such limit is generally the lesser of $7,500 or 33 1/3% of the participant's includible compensation (25% of gross compensation).

SECTION 401(A) PLANS

    Section 401(a) permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to an individual except to a participant as a means to provide benefit payments.

    The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser

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                                       20
of 25% of the participant's compensation or $30,000. In addition, Purchase Payments will be excluded from a participant's gross income only if the Section 401(a) Plan meets certain nondiscrimination requirements.

    All distributions will be taxed as they are received unless the distribution is rolled over to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless the participant has made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

    In general, payments received by a beneficiary after the participant's death are taxed in the same manner as if the participant had received those payments, except that a limited death benefit exclusion may apply.

SECTION 403(B) PLANS

    Under Section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

    In order to be excludable from taxable income, total annual contributions made by the participant and his or her employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of includible compensation or $30,000. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account the participant's length of employment and any pretax contributions to certain other retirement plans. These two limits apply to the participant's contributions as well as to any contributions made by the employer on behalf of the participant. There is an additional limit that specifically limits salary reduction contributions to generally no more than $9,500 annually (subject to indexing); a participant's own limit may be higher or lower, depending on certain conditions. In addition, Purchase Payments will be excluded from a participant's gross income only if the Plan meets certain nondiscrimination requirements.

    Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988; (2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the participant, attainment of age 59 1/2, separation from service, total and permanent disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS

    Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity, hereinafter referred to as an "IRA." Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) Plans and contribute to an IRA owned by the employee. Purchasers of a Qualified Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

WITHHOLDING

    Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from Section 401(a) Plans and Section 403(b) tax-deferred annuities are subject to mandatory 20% federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

                                 MISCELLANEOUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DISTRIBUTION

    The Company will serve as the Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-deals ("Distributors"), including at least

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                                       21
one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts.

    [The Company may also contract with independent third party broker-dealers who will act as wholesalers by assisting the Company in finding broker-dealers interested in acting as Distributors for the Company. These wholesalers may also provide training, marketing and other sales related functions for the Company and the Distributors and may provide certain administrative services to the Company in connection with the Contracts. The Company may pay such wholesalers compensation based on Purchase Payments for the Contracts purchased through Distributors selected by the wholesaler.

    The Company may also designate third parties to provide services in connection with the Contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the Distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based on Purchase Payments for their services, to the extent such payments are allowed by applicable securities laws. All costs and expenses related to these services will be paid by the Company.]

    [Federated Securities Corp. ("FSC"), an affiliate of the adviser to the Funds in the Federated Insurance Series, may enter into agreements with some of the Distributors to provide services to customers in connection with these Funds acquired through the Contracts. These services will include providing customers with information concerning the Funds, their investment objectives, policies and limitations; portfolio securities; performance, responding to customer inquiries and providing such other services as the parties may agree. Fees paid by FSC to Distributors for these services may be based on the total number of assets in the Funds attributable to the Distributor's customers.]

    PAYMENT OF COMMISSIONS. [We pay Distributors and their registered representatives who sell the Contracts commissions and service fees. In limited circumstances, we also pay certain of these professionals compensation, overrides or reimbursement for expenses associated with the distribution of the Contract. In total, the compensation amounts are considered equivalent to approximately 7.5% of the Purchase Payments credited to the Contract over the Contract's estimated life.

    We pay these commissions, fees and related distribution expenses out of any deferred sales charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.]

    [Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 6.5% of Purchase Payments for promotional or distribution expenses associated with the marketing of the Contracts.]

DELAY OR SUSPENSION OF PAYMENTS

    The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or is not reasonably practicable for the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

    From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in

--------------------------------------------------------------------------------
these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

    The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

    Each Contract Holder may direct us in the voting of shares at shareholders' meetings of the appropriate Funds(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date. The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period equals the portion of the Account Values(s) of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve for the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

    If you are a Certificate Holder under a group Contract, you have a fully vested (100%) interest in the benefits provided to you under your Account. Therefore, you may instruct the group Contract Holder how to direct the Company to cast the votes for the portion or the value of valuation reserve attributable to your Account. Votes attributable to those Certificate Holders who do not instruct the group Contract Holder will be cast by the Company in the same proportion as votes for which instructions have been received by the group Contract Holder. Votes attributable to individual or group Contract Holders who do not direct us will be cast by us in the same proportion as votes for which directions we have received.

    You will receive a notice of each meeting of shareholders, together with any
proxy   solicitation  materials,  and  a  statement   of  the  number  of  votes
attributable to your Account.

MODIFICATION OF THE CONTRACT

    The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become Certificate Holders under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Certificate Holders will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFERS OF OWNERSHIP; ASSIGNMENT

    Assignments or transfers of ownership of a Qualified Contract generally are not allowed except as permitted under the Code, incident to a divorce. The prohibition does not apply to a Qualified Contract sold in conjunction with (1) a Section 457 deferred compensation plan, or (2) a Section 401(a) plan where the Contract is owned by a trustee. We will accept assignments or transfers of ownership of a Nonqualified Contract or a Qualified Contract where assignments or transfers of ownership are not prohibited, with proper notification. The date of any such transfer will be the date we receive the notification at our Home Office. (Refer to "Tax Status" for general tax information.) If you are contemplating a transfer of ownership or assignment you should consult a tax adviser due to the potential for tax liability.

    No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Certificate Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

INVOLUNTARY TERMINATIONS

    We reserve the right to terminate any Account with a value of $2,500 or less immediately following a partial withdrawal. However, an Individual Retirement Annuity may only be closed out when Purchase Payments have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days advance written notice. No deferred sales charge will be deducted for involuntary terminations. The Company does not intend to exercise this right in cases where the Account Value is reduced to $2,500 or less solely due to investment performance.

--------------------------------------------------------------------------------

LEGAL MATTERS AND PROCEEDINGS

    The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Susan E. Bryant, Esq., Counsel to the Company.

                                CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Performance Data
    General
    Average Annual Total Return Quotations
Annuity Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of the Company

--------------------------------------------------------------------------------

                                   APPENDIX I
                            ALIAC GUARANTEED ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE ALIAC GUARANTEED ACCOUNT (THE "GUARANTEED ACCOUNT") IS A CREDITED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PERIOD UNDER THE CONTRACTS. THIS APPENDIX IS A SUMMARY OF THE GUARANTEED ACCOUNT AND IS NOT INTENDED TO REPLACE THE GUARANTEED ACCOUNT PROSPECTUS. YOU SHOULD READ THE ACCOMPANYING GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING.

    The Guaranteed Account is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to the Guaranteed Account. For guaranteed terms of one year or less, a guaranteed rate is credited for the full term. For guaranteed rates of greater than one year, the initial guaranteed rate is credited from the date of deposit to the end of a specified period within the guaranteed term. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.

    During a deposit period, amounts may be applied to any of the available guaranteed terms. Purchase Payments received after the initial payment will be allocated in the same proportions as the last allocation, if no new allocation instructions are received with the Purchase Payment. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

    Except for transfers from the one-year Guaranteed Term in connection with the Dollar Cost Averaging Program and withdrawals taken in connection with an Estate Conservation or Systematic Withdrawal distribution option (where state regulatory approval has been received), withdrawals or transfers from a guaranteed term before the guaranteed term matures may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Certificate Holder receiving an amount which is less than the amount paid into the Guaranteed Account

    For partial withdrawals during the Accumulation Period, amounts to be withdrawn from the Guaranteed Account will be withdrawn on a pro rata basis from each group of deposits having the same length of time until the Maturity Date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest Deposit Period, then from the next oldest, and so on until the amount requested is satisfied.

    As a Guaranteed Term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge. If no direction is received by the Company at its Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to the current deposit period for a similar length guaranteed term. If the same guaranteed term is no longer available the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

    If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows you to transfer without an MVA to available guaranteed terms of the current deposit period or to other available investment options, or surrender without an MVA (if applicable, a deferred sales charge is assessed on the surrendered amount). The provision is available only during the calendar month immediately following a guaranteed term maturity date and only applies to the first transaction regardless of the amount involved in the transaction.

--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGES

    We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

    Amounts applied to a guaranteed term during a deposit period may not be transferred to any other funding option or to another guaranteed term during that deposit period or for 90 days after the close of that deposit period. This does not apply to (1) amounts transferred on the Maturity Date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the Maturity Date due to the election of an Annuity Option, (3) amounts transferred from the one-year Guaranteed Term in connection with the Dollar Cost Averaging Program; and (4) amounts distributed under the Estate Conservation or Systematic Withdrawal distribution. Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Except for transactions described in items (1), (3) and (4) above, amounts withdrawn or transferred from the Guaranteed Account prior to the maturity date will be subject to a Market Value Adjustment. However, only a positive aggregate MVA will be applied to transfers made due to annuitization under one of the lifetime Annuity Options described in item (2) above. These waivers are subject to regulatory approval and may not be available in all states. See your representative to determine whether the waiver is approved in your state.

    The Certificate Holder may select a maximum of 18 different investment options during the Accumulation Period. Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional investment option.

    Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the Account.

    By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under the Guaranteed Account transferred to one or more of the Subaccounts available during the Annuity Period. The Guaranteed Account cannot be used as an investment option during the Annuity Period. Transfers made due to the election of a lifetime Annuity Option will be subject to only a positive aggregate MVA.

DEATH BENEFIT

    Full and partial withdrawals and transfers made from the Guaranteed Account within six months after the date of the Annuitant's death will be the greater of:

(1) the aggregate MVA amount (i.e., the sum of all market value adjusted amounts calculated due to a withdrawal of amounts) which may be greater or less than the Account Value of those amounts; or

(2) the applicable portion of the Account Value attributable to the Guaranteed Account.

    After the six-month period, the surrender or transfer amount will be adjusted for the aggregate MVA amount, which may be greater or less than the Account Value of those amounts.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------
                         VARIABLE ANNUITY ACCOUNT B
                                    OF
                  AETNA LIFE INSURANCE AND ANNUITY COMPANY
----------------------------------------------------------------------------

         STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996

                                Marathon Plus
                            New York Growth Plus

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 1996.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                  Aetna Life Insurance and Annuity Company
                              Customer Service
                            151 Farmington Avenue
                         Hartford, Connecticut 06156
                               1-800-531-4547


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                              TABLE OF CONTENTS

                                                                        Page


General Information and History......................................... 1
Variable Annuity Account B.............................................. 1
Offering and Purchase of Contracts...................................... 2
Performance Data........................................................ 2
    General............................................................. 2
    Average Annual Total Return Quotations.............................. 3
Annuity Payments........................................................ 6
Sales Material and Advertising.......................................... 7
Independent Auditors.................................................... 8
Financial Statements of the Separate Account............................ S-1
Financial Statements of the Company..................................... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1995, the Company managed over $___ billion of assets, and as of December 31, 1994, it ranked among the top 2% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn a wholly owned subsidiary of Aetna Life and Casualty Company. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the Subaccounts of the Separate Account will be invested exclusively in shares of the mutual funds described in the Prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. The Company may make additions to or deletions from available investment options as permitted by law. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts. The Funds currently available under the Contract are as follows:

Aetna Variable Fund                               Fidelity VIP Equity-Income Portfolio
Aetna Income Shares                               Fidelity VIP Growth Portfolio
Aetna Variable Encore Fund                        Fidelity VIP High Income Portfolio
Aetna Investment Advisers Fund, Inc.              Fidelity VIP Overseas Portfolio
Aetna Ascent Variable Portfolio                   Fidelity VIP II Asset Manager Portfolio
Aetna Crossroads Variable Portfolio               Fidelity VIP II Contrafund Portfolio
Aetna Legacy Variable Portfolio                   Fidelity VIP II Index 500 Portfolio
Alger American Balanced Portfolio                 Fidelity VIP II Investment Grade Bond Portfolio
Alger American Growth Portfolio                   Janus Aspen Aggressive Growth Portfolio
Alger American Income and Growth Portfolio        Janus Aspen Balanced Portfolio
Alger American Leveraged AllCap Portfolio         Janus Aspen Flexible Income Portfolio
Alger American MidCap Growth Portfolio            Janus Aspen Growth Portfolio
Alger American Small Cap Portfolio                Janus Aspen Short-Term Bond Portfolio
Federated American Leaders Fund II                Janus Aspen Worldwide Growth Portfolio
Federated Fund for U.S. Government Securities II  Lexington Emerging Markets Fund
Federated Growth Strategies Fund II               Lexington Natural Resources Trust
Federated High Income Fund II                     TCI Balanced
Federated International Equity Fund II            TCI Growth
Federated Prime Money Fund II                     TCI International
Federated Utility Fund II

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                      OFFERING AND PURCHASE OF CONTRACTS

The Company is both the Depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the

Contract, and then related to the ending redeemable values over one, three, five and ten year periods (or fractional periods thereof). The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, maintenance fees, administrative charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the Prospectus.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to the date on which such Fund became available under the Contract. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results of the Funds will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables shown below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1995 for the Subaccounts available under the Contract. Table
A reflects the total return quotations for Contracts issued nationwide (other than Contracts or Certificates issued in New York). Table B reflects the total return quotations for Marathon Plus and Growth Plus Contracts or Certificates issued in the state of New York. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an asterisk).

                                                            TABLE A

                                                                                                                           FUND
                ($30 MAINTENANCE FEE)                          STANDARDIZED                  NON-STANDARDIZED           INCEPTION
                                                                                                                           DATE
                      SUBACCOUNT                         1 Year  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
Aetna Variable Fund                                                                                                      04/30/75

Aetna Income Shares                                                                                                      06/01/78

Aetna Variable Encore Fund                                                                                               09/01/75

Aetna Investment Advisers Fund, Inc.                                                                                     06/23/89

Aetna Ascent Variable Portfolio                                                                                          07/03/95

Aetna Crossroads Variable Portfolio                                                                                      07/03/95

Aetna Legacy Variable Portfolio                                                                                          07/03/95

                                                                                                                           FUND
                ($30 MAINTENANCE FEE)                          STANDARDIZED                  NON-STANDARDIZED           INCEPTION
                                                                                                                           DATE
                      SUBACCOUNT                         1 Year  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
Alger American Balanced Portfolio                                                                                        09/05/89

Alger American Growth Portfolio                                                                                          01/08/89

Alger American Income and Growth Portfolio                                                                               11/14/88

Alger American Leveraged AllCap Portfolio                                                                                01/25/95

Alger American MidCap Growth Portfolio                                                                                   04/30/93

Alger American Small Cap Portfolio                                                                                       09/20/88

Federated American Leaders Fund II                                                                                       02/10/94

Federated Fund for U.S. Government Securities Fund II                                                                    03/28/94

Federated Growth Strategies Fund II                                                                                      11/01/95

Federated High Income Bond Fund II                                                                                       03/01/94

Federated International Equity Fund II                                                                                   04/04/95

Federated Prime Money Fund II                                                                                            11/14/94

Federated Utility Fund II                                                                                                02/10/94

Fidelity VIP Equity-Income Portfolio                                                                                     10/22/86

Fidelity VIP Growth Portfolio                                                                                            11/07/86

Fidelity VIP High Income Portfolio                                                                                       10/11/85

Fidelity VIP Overseas Portfolio                                                                                          02/13/87

Fidelity VIP II Asset Manager Portfolio                                                                                  09/06/89

Fidelity VIP II Contrafund Portfolio                                                                                     01/03/95

Fidelity VIP II Index 500 Portfolio                                                                                      08/27/92

Fidelity VIP II Investment Grade Bond Portfolio                                                                          12/05/88

Janus Aspen Aggressive Growth Portfolio                                                                                  09/13/93

Janus Aspen Balanced Portfolio                                                                                           09/13/93

Janus Aspen Flexible Income Portfolio                                                                                    09/13/93

Janus Aspen Growth Portfolio                                                                                             09/13/93

Janus Aspen Short-Term Bond Portfolio                                                                                    09/13/93

Janus Aspen Worldwide Growth Portfolio                                                                                   09/13/93

Lexington Emerging Markets Fund                                                                                          03/31/94

Lexington Natural Resources Trust                                                                                        05/31/89

TCI Balanced                                                                                                             05/31/94

                                                                                                                           FUND
                ($30 MAINTENANCE FEE)                          STANDARDIZED                  NON-STANDARDIZED           INCEPTION
                                                                                                                           DATE
                      SUBACCOUNT                         1 Year  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
TCI Growth                                                                                                               11/20/87

TCI International                                                                                                        05/31/94


                 CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK
                                    TABLE B

                                                                                                                           FUND
                ($30 MAINTENANCE FEE)                          STANDARDIZED                  NON-STANDARDIZED           INCEPTION
                                                                                                                           DATE
                      SUBACCOUNT                         1 Year  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
Aetna Variable Fund                                                                                                      04/30/75

Aetna Income Shares                                                                                                      06/01/78

Aetna Variable Encore Fund                                                                                               09/01/75

Aetna Investment Advisers Fund, Inc.                                                                                     06/23/89

Aetna Ascent Variable Portfolio                                                                                          07/03/95

Aetna Crossroads Variable Portfolio                                                                                      07/03/95

Aetna Legacy Variable Portfolio                                                                                          07/03/95

Alger American Balanced Portfolio                                                                                        09/05/89

Alger American Growth Portfolio                                                                                          01/08/89

Alger American Income and Growth Portfolio                                                                               11/14/88

Alger American Leveraged AllCap Portfolio                                                                                01/25/95

Alger American MidCap Growth Portfolio                                                                                   04/30/93

Alger American Small Cap Portfolio                                                                                       09/20/88

Federated American Leaders Fund II                                                                                       02/10/94

Federated Fund for U.S. Government Securities Fund II                                                                    03/28/94

Federated Growth Strategies Fund II                                                                                      11/01/95

Federated High Income Bond Fund II                                                                                       03/01/94

Federated International Equity Fund II                                                                                   04/04/95

Federated Prime Money Fund II                                                                                            11/14/94

Federated Utility Fund II                                                                                                02/10/94

Fidelity VIP Equity-Income Portfolio                                                                                     10/22/86

Fidelity VIP Growth Portfolio                                                                                            11/07/86

Fidelity VIP High Income Portfolio                                                                                       10/11/85

Fidelity VIP Overseas Portfolio                                                                                          02/13/87

                                                                                                                           FUND
                ($30 MAINTENANCE FEE)                          STANDARDIZED                  NON-STANDARDIZED           INCEPTION
                                                                                                                           DATE
                      SUBACCOUNT                         1 Year  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
Fidelity VIP II Asset Manager Portfolio                                                                                  09/06/89

Fidelity VIP II Contrafund Portfolio                                                                                     01/03/95

Fidelity VIP II Index 500 Portfolio                                                                                      08/27/92

Fidelity VIP II Investment Grade Bond Portfolio                                                                          12/05/88

Janus Aspen Aggressive Growth Portfolio                                                                                  09/13/93

Janus Aspen Balanced Portfolio                                                                                           09/13/93

Janus Aspen Flexible Income Portfolio                                                                                    09/13/93

Janus Aspen Growth Portfolio                                                                                             09/13/93

Janus Aspen Short-Term Bond Portfolio                                                                                    09/13/93

Janus Aspen Worldwide Growth Portfolio                                                                                   09/13/93

Lexington Emerging Markets Fund                                                                                          03/31/94

Lexington Natural Resources Trust                                                                                        05/31/89

TCI Balanced                                                                                                             05/31/94

TCI Growth                                                                                                               11/20/87

TCI International                                                                                                        05/31/94

                                 ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted,

Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is
1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and Certificates of Deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Funds to established market indexes such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Fund being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Certificate Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                            FINANCIAL STATEMENTS


                         VARIABLE ANNUITY ACCOUNT B

                                    INDEX


Independent Auditors' Report............................................ S-2
Statement of Assets and Liabilities..................................... S-3
Statement of Operations................................................. S-4
Statements of Changes in Net Assets..................................... S-5
Notes to Financial Statements........................................... S-6


                FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT
                  AND THE INSURANCE COMPANY WILL BE FILED
                  IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT

                    STATEMENT OF ADDITIONAL INFORMATION




                         VARIABLE ANNUITY ACCOUNT B




                         VARIABLE ANNUITY CONTRACTS

                                 ISSUED BY

                  AETNA LIFE INSURANCE AND ANNUITY COMPANY






Form No. 34370(S)                                         ALIAC Ed. May 1996

                            VARIABLE ANNUITY ACCOUNT B
                            PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
  (a)     Financial Statements:*
     (1)  Included in Part A:
          Condensed Financial Information
     (2)  Included in Part B:
          Financial Statements of Variable Annuity Account B:
          - Independent Auditors' Report
          - Statement of Assets and Liabilities as of December 31, 1995
          - Statement of Operations for the year ended December 31, 1995
          - Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994
          - Notes to Financial Statements
          Financial Statements of the Depositor:
          - Independent Auditors' Report
          - Consolidated Statements of Income for the years ended December 31, 1995, 1994 and 1993
          - Consolidated Balance Sheets as of December 31, 1995 and 1994
          - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1995, 1994 and 1993
          - Consolidated Statements of Cash Flows for the years ended December 31, 1995, 1994 and 1993
          - Notes to Consolidated Financial Statements

  (b)       Exhibits
     (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
     (2)    Not applicable
     (3.1)  Form of Selling Agreement(2)
     (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

     (3.3)  Form of Federated Broker Dealer Agreement (9/2/94)(4)
     (4.1) Form of Variable Annuity Contract (G-CDA-IC(NQ), G-CDA-IC(IR), I-CDA-IC(NQ/MP) and I-CDA-IC(IR/MP))(2)
     (4.2) Form of Certificate of Group Annuity Coverage (GMCC-IC(NQ) and GMCC-IC(IR))(2)
     (5.1) Form of Variable Annuity Contract Application (300-MAR-IB and 710.6.13)(2)
     (6)    Certificate of Incorporation and By-Laws of Depositor(5)
     (7)    Not applicable

     (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated September 1, 1993(3)
     (8.2) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors dated December 12, 1994(6)
     (8.3) Fund Participation Agreements between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation dated February 1, 1994 (Variable Insurance Products Fund)(7)
     (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation dated
            February 1, 1994 (Variable Insurance Products Fund II)(7)
     (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994, and amended June 15, 1994(8)
     (8.6) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended
            February 1991(9)
     (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and
            Lexington Management Corporation (its investment advisor) dated April 28, 1994(10)
     (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and
            June 1, 1994(10)
     (8.10) Form of Administrative Service Agreement between Aetna Life
            Insurance and Annuity Company and Agency, Inc.(2)
     (9)    Opinion of Counsel*
     (10.1) Consent of Independent Auditors*
     (10.2) Consent of Counsel*
     (11)   Not applicable
     (12)   Not applicable
     (13)   Computation of Performance Data*
     (14)   Financial Data Schedule*
     (15.1) Powers of Attorney(11)
     (15.2) Authorization for Signatures(12)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 2-52448) filed February 28, 1986.
2. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-34370) filed on April 19, 1994.

3. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75996) filed on April 21, 1994.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122) as filed electronically on August 16, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 2-52449) filed on February 28, 1994.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-79122) filed on September 15, 1994.
7. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75978) filed on April 25, 1994.
8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75960) filed on August 9, 1994.
9. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75978) filed on March 24, 1995.
10. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75978) filed on August 24, 1994.
11. The Power of Attorney for Timothy A. Holt, Director and Chief Financial Officer, is filed herewith. The Powers of Attorney for all other signatories are incorporated by reference to Post-Effective Amendment
     No. 5 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically, on February 20, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91846) filed on August 16, 1995.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and Principal
          Business Address*        Positions and Offices with Depositor
          -----------------        ------------------------------------

          Daniel P. Kearney        Director and President

          Christopher J. Burns     Director and Senior Vice President

          Laura R. Estes           Director and Senior Vice President

          Timothy A. Holt          Director, Senior Vice President and
                                   Chief Financial Officer

          Gail P. Johnson          Director and Vice President

          John Y. Kim              Director and Senior Vice President

          Shaun P. Mathews         Director and Vice President

          Glen Salow               Director and Vice President

          Creed R. Terry           Director and Vice President

          Zoe   Baird              Senior Vice President and General Counsel

          Susan E. Schechter       Corporate Secretary and Counsel

          Eugene M. Trovato        Vice President and Treasurer,
                                   Corporate Controller

          Diane B. Horn            Vice President and Chief Compliance Officer

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

  Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically, on February 20, 1996.

ITEM 27.  NUMBER OF CONTRACT OWNERS

  As of December 31, 1995, there were 33,702 contract owners of variable annuity contracts funded through Account B.

ITEM 28.  INDEMNIFICATION

  Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

  C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

  Consistent with the statute, Aetna Life and Casualty Company has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S. Section 33-320a to the extent such coverage does not violate public policy.

ITEM 29.  PRINCIPAL UNDERWRITER

  (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter for Variable Life Account B and Variable Annuity Accounts C and G (separate accounts of ALIAC registered as unit investment trusts), and Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). Additionally, ALIAC is the investment adviser for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Series Fund, Inc. and Aetna Generation Portfolios, Inc. ALIAC is also the depositor of Variable Life Account B, Variable Annuity Account C and Variable Annuity Account G.

  (b)   See Item 25 regarding the Depositor.

  (c)   Compensation as of December 31, 1995:

     (1)             (2)              (3)              (4)              (5)

 Name of      Net Underwriting  Compensation on
 Principal    Discounts and     Redemption or      Brokerage
 Underwriter  Commissions       Annuitization      Commissions     Compensation*
 -----------  ----------------  -------------      -----------     -------------

 Aetna Life                       $    **                              $    **
 Insurance
 and Annuity
 Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Account B.

** To be updated by amendment.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

  All records concerning contract owners of Variable Annuity Account B are located at the home office of the Depositor as follows:

            Aetna Life Insurance and Annuity Company
            151 Farmington Avenue
            Hartford, Connecticut  06156

ITEM 31.  MANAGEMENT SERVICES

  Not applicable

ITEM 32.  UNDERTAKINGS

  Registrant hereby undertakes:

  (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

  (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

  (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

  (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

  As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment No. 21 to its Registration Statement on Form N-4 (File No. 33-34370) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 27th day of February, 1996.

                            VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE INSURANCE AND ANNUITY COMPANY
                               (REGISTRANT)

                        By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                               (DEPOSITOR)


                        By: Daniel P. Kearney*
                            Daniel P. Kearney
                            President


  As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.


 Signature            Title                                   Date
 ---------            -----                                   ----

 Daniel P. Kearney*     Director and President             )
----------------------  (principal executive officer)      )
 Daniel P. Kearney                                         )
                                                           )
 Christopher J. Burns*  Director                           )  February
----------------------                                     )  27, 1996
 Christopher J. Burns                                      )

                                                           )
 Laura R. Estes*        Director                           )
---------------------                                      )
 Laura R. Estes                                            )
                                                           )
 Timothy A. Holt*       Director and Chief Financial       )
---------------------   Officer                            )
 Timothy A. Holt                                           )
                                                           )
 Gail P. Johnson*       Director                           )
---------------------                                      )
 Gail P. Johnson                                           )
                                                           )
 John Y. Kim*           Director                           )
---------------------                                      )
 John Y. Kim                                               )
                                                           )
 Shaun P. Mathews*      Director                           )
---------------------                                      )
 Shaun P. Mathews                                          )
                                                           )
 Glen Salow*            Director                           )
---------------------                                      )
 Glen Salow                                                )
                                                           )
 Creed R. Terry*        Director                           )
----------------------                                     )
 Creed R. Terry                                            )
                                                           )
 Eugene M. Trovato*     Vice President and Treasurer,      )
----------------------  Corporate Controller               )
 Eugene M. Trovato                                         )


 By:       /s/ Julie E. Rockmore
           ---------------------------------------------
          Julie E. Rockmore
          *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                 EXHIBIT INDEX


Exhibt No. Exhibit                                                          Page
---------- -------                                                          ----

99-B.1     Resolution of the Board of Directors of Aetna Life Insurance and   *
           Annuity Company establishing Variable Annuity Account B

99-B.3.1   Form of Selling Agreement                                          *

99-B.3.2   Alternative Form of Wholesaling Agreement and Related Selling      *
           Agreement

99-B.3.3   Form of Federated Broker Dealer Agreement (9/2/94)                 *

99-B.4.1   Form of Variable Annuity Contracts                                 *

99-B.4.2   Form of Certificate of Group Annuity Coverage                      *

99-B.5     Form of Variable Annuity Contract Applications                     *

99-B.6     Certificate of Incorporation and By-Laws of Depositor              *

99-B.8.1   Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company, Alger American Fund and Fred Alger Management,
           Inc. dated September 1, 1993

99-B.8.2   Fund Participation Agreement by and among Aetna Life Insurance     *
           and Annuity Company, Insurance Management Series and Federated Advisors dated December 12, 1994

99-B.8.3   Fund Participation Agreements between Aetna Life Insurance and     *
           Annuity Company and Fidelity Distributors Corporation dated
           February 1, 1994 (Variable Insurance Products Fund)

99-B.8.4   Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company and Fidelity Distributors Corporation dated
           February 1, 1994 (Variable Insurance Products Fund II)

99-B.8.5   Fund Participation Agreement between Aetna Life Insurance and      *
           Annuity Company and Janus Aspen Series dated April 19, 1994, and amended June 15, 1994

*Incorporated by reference

Exhibt No. Exhibit                                                          Page
---------- -------                                                          ----

99-B.8.6   Fund Participation Agreement between Aetna Life Insurance and    *
           Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.7   Fund Participation Agreement between Aetna Life Insurance and    *
           Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994

99-B.8.9   Fund Participation Agreement between Aetna Life Insurance and    *
           Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22,
           1992 and June 1, 1994

99-B.8.10  Form of Administrative Service Agreement between Aetna Life      *
           Insurance and Annuity Company and Agency, Inc.

99-B.9     Opinion of Counsel                                              **

99-B.10.1  Consent of Independent Auditors                                 **

99-B.10.2  Consent of Counsel                                              **

99-B.13    Computation of Performance Data                                 **

99-B15.1   Power of Attorney for Timothy A. Holt

99-B.15.2  Authorization for Signatures                                     *

27         Financial Data Schedule                                         **

*Incorporated by reference
**To be filed by amendment